ACCOUNTS RECEIVABLE - Tabular disclosure (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE
Trade	$ 614.2	$ 459.6
Other	130.7	103.8
Total	$ 744.9	$ 563.4